Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Goodwill
Note 3. Goodwill

The goodwill balance was $14.9 million as of December 31, 2019 and 2018.  Goodwill is subject to annual impairment tests and if triggering events are present before the annual tests, we will assess impairment. As of December 31, 2019 and 2018, no impairment charges were taken.